ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) (USD $)	Jun. 30, 2014	Dec. 31, 2013
Accrued Expenses And Other Current Liabilities [Line Items]
Accrued salaries and social welfare	$ 254,938	$ 254,447
Accrued expenses	106,244	191,780
Other payables, non-trade vendors	51,522	41,511
Deposit from customer	31,163	6,836
Accrued expenses and other current liabilities	$ 443,867	$ 494,574